Digital Assets - Schedule of Roll-forward of Total Digital Assets (Details) - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2026
Schedule of Roll-forward of Total Digital Assets [Abstract]
Balance	$ 70,121	$ 97,912
Digital assets earned in the period	904	1,570
Unrealized loss on digital assets	(17,659)	(46,116)
Balance	$ 53,366	$ 53,366